Consolidated Statement of Changes in Stockholders' Deficit (USD $)	Preferred Stock $0.001 Par	Common Stock Issued and Outstanding $0.001 Par	Common Stock Committed to be issued $0.001 Par	Capital in Excess of Par Value	Deficit Accumulated Prior to Development Stage Commencing October 11, 2005	Deficit Accumulated During the Development Stage Commencing October 11,2005	Noncontrolling interests in Omagine LLC	Total
Balances at Oct. 11, 2005	$ 108	$ 5,668		$ 13,797,424	$ (9,201,144)			$ 4,602,056
Balances (in shares) at Oct. 11, 2005	108,350	5,667,569
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock for common stock	(1)	10		(9)
Conversion of preferred stock for common stock (in shares)	(1,250)	10,000
Issuance of preferred stock dividends in common stock				1,457				1,457
Issuance of preferred stock dividends in common stock (shares)		348
Beneficial conversion feature of Convertible Debenture				132,208				132,208
Value of warrant attached to Convertible Debenture				69,421				69,421
Reduction of preferred stock dividends accrual						116,705		116,705
Net loss						(5,534,319)		(5,534,319)
Balances at Dec. 31, 2005	107	5,678		14,000,501	(9,201,144)	(5,417,614)		(612,472)
Balances (in shares) at Dec. 31, 2005	107,100	5,677,917
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon conversion of debentures		495		196,882				197,377
Issuance of common stock upon conversion of debentures (in shares)		495,032
Conversion of preferred stock for common stock	(20)	161		(141)
Conversion of preferred stock for common stock (in shares)	(20,163)	161,300
Issuance of preferred stock dividends in common stock		78		63,946				64,024
Issuance of preferred stock dividends in common stock (shares)		78,343
Beneficial conversion feature of Convertible Debenture				52,778				52,778
Preferred stock dividends						(21,042)		(21,042)
Issuance of common stock for cash		10		19,990				20,000
Issuance of common stock for cash (in shares)		10,000
Stock option expense				56,791				56,791
Net loss						(767,951)		(767,951)
Balances at Dec. 31, 2006	87	6,422		14,390,747	(9,201,144)	(6,206,607)		(1,010,495)
Balances (in shares) at Dec. 31, 2006	86,937	6,422,592
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Value of shares issued for services		1		749				750
Number of shares issued for services		1,250
Purchase of common stock for cash				(3)				(3)
Purchase of common stock for cash (in shares)		(2)
Issuance of common stock upon conversion of debentures		548		126,396				126,944
Issuance of common stock upon conversion of debentures (in shares)		547,526
Issuance of common stock in payment of accounts payable		560		341,470				342,030
Issuance of common stock in payment of accounts payable (in shares)		560,067
Issuance of common stock upon exercise of warrants		296		1,038,829				1,039,125
Issuance of common stock upon exercise of warrants (in shares)		295,866
Preferred stock and dividends converted to common stock	(87)	720		122,808				123,441
Preferred stock and dividends converted to common stock (in shares)	(86,937)	720,188
Cancellation of common stock issued for consulting services		(9)		(10,942)				(10,951)
Cancellation of common stock issued for consulting services (in shares)		(9,000)
Preferred stock dividends						(123,441)		(123,441)
Issuance of common stock for cash		570		754,430				755,000
Issuance of common stock for cash (in shares)		570,000
Stock option expense				20,187				20,187
Net loss						(1,043,190)		(1,043,190)
Balances at Dec. 31, 2007		9,108		16,784,671	(9,201,144)	(7,373,238)		219,397
Balances (in shares) at Dec. 31, 2007		9,108,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Value of shares issued for services		3		7,498				7,501
Number of shares issued for services		2,230
Contribution of common stock to 401(k) Plan		20		52,480				52,500
Contribution of common stock to 401(k) Plan (in shares)		20,192
Cancellation of common stock		(9)		9
Cancellation of common stock (in shares)		(8,712)
Issuance of common stock for cash		110		235,090				235,200
Issuance of common stock for cash (in shares)		109,500
Issuance of common stock for SEDA commitment fees		46		149,954				150,000
Issuance of common stock for SEDA commitment fees (in shares)		45,830
Stock option expense				60,629				60,629
Net loss						(1,307,630)		(1,307,630)
Balances at Dec. 31, 2008		9,278		17,290,331	(9,201,144)	(8,680,868)		(582,403)
Balances (in shares) at Dec. 31, 2008		9,277,527
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contribution of common stock to 401(k) Plan		72		72,428				72,500
Contribution of common stock to 401(k) Plan (in shares)		72,500
Sale of stock under Stock Equity Distribution Agreement		1,309		553,691				555,000
Sale of stock under Stock Equity Distribution Agreement (in shares)		1,308,877
Issuance of common stock for cash		2		1,398				1,400
Issuance of common stock for cash (in shares)		2,000
Stock option expense				112,328				112,328
Net loss						(1,114,409)		(1,114,409)
Balances at Dec. 31, 2009		10,661		18,030,176	(9,201,144)	(9,795,277)		(955,584)
Balances (in shares) at Dec. 31, 2009		10,660,904
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for stock splits (in shares)		22
Contribution of common stock to 401(k) Plan		290		72,210				72,500
Contribution of common stock to 401(k) Plan (in shares)		289,996
Issuance of common stock in payment of salaries payable		82		99,918				100,000
Issuance of common stock in payment of salaries payable (in shares)		82,305
Issuance of common stock for stockholder investor relations		119		47,381				47,500
Issuance of common stock for stockholder investor relations (in shares)		118,750
Sale of stock under Stock Equity Distribution Agreement		619		249,381				250,000
Sale of stock under Stock Equity Distribution Agreement (in shares)		618,697
Issuance of common stock for cash		337		304,163				304,500
Issuance of common stock for cash (in shares)		336,972
Stock option expense				110,040				110,040
Net loss						(1,277,001)		(1,277,001)
Balances at Dec. 31, 2010		12,108		18,913,269	(9,201,144)	(11,072,278)		(1,348,045)
Balances (in shares) at Dec. 31, 2010		12,107,646
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contribution of common stock to 401(k) Plan		52		72,448				72,500
Contribution of common stock to 401(k) Plan (in shares)		51,784
Sale of stock under Stock Equity Distribution Agreement (Old)		193		164,807				165,000
Sale of stock under Stock Equity Distribution Agreement (Old) (in shares)		193,442
Issuance of Common Stock committed for stock options exercised by officers/Director's			150	187,350				187,500
Issuance of Common Stock committed for stock options exercised by officers/Director's (in shares)			150,000
Issuance of common stock for cash		131		264,869				265,000
Issuance of common stock for cash (in shares)		130,438
Stock grants to foreign consultants			215	299,495				299,710
Stock grants to foreign consultants (in shares)			215,000
Sale of common stock under Standby Equity Distribution Agreement (New)		111		229,889				230,000
Sale of common stock under Standby Equity Distribution Agreement (New) (in shares)		111,175
Issuance of common stock for SEDA commitment fees		244		299,756				300,000
Issuance of common stock for SEDA commitment fees (in shares)		244,216
Stock grant to consultant		15		6,735				6,750
Stock grant to consultant (in shares)		15,000
Stock option expense				92,498				92,498
Adjustments for noncontrolling interests in Omagine LLC				90,429			45,416	135,845
Net loss						(1,804,451)		(1,804,451)
Balances at Dec. 31, 2011		12,854	365	20,621,545	(9,201,144)	(12,876,729)	45,416	(1,397,693)
Balances (in shares) at Dec. 31, 2011		12,853,701	365,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contribution of common stock to 401(k) Plan		51		76,199				76,250
Contribution of common stock to 401(k) Plan (in shares)		50,834
Issuance of Common Stock committed for stock options exercised by officers/Director's		150	(150)
Issuance of Common Stock committed for stock options exercised by officers/Director's (in shares)		150,000	(150,000)
Stock grants to foreign consultants		215	(215)
Stock grants to foreign consultants (in shares)		215,000	(215,000)
Stock Grant to a stockholder relations agent for fees		15	107	177,955				178,077
Stock Grant to a stockholder relations agent for fees (in shares)		15,000	107,500
Issuance of Common Stock for Rights Offering			1,014	1,266,526				1,267,540
Issuance of Common Stock for Rights Offering (in shares)			1,014,032
Sale of common stock under Standby Equity Distribution Agreement (New)		68		89,932				90,000
Sale of common stock under Standby Equity Distribution Agreement (New) (in shares)		68,480
Issuance of Common Stock committed for Rights Offering		1,014	(1,014)
Issuance of Common Stock committed for Rights Offering (in shares)		1,014,032	(1,014,032)
Stock grant to consultant		2		3,248				3,250
Stock grant to consultant (in shares)		1,994
Stock option expense				1,761,076				1,761,076
Adjustments for noncontrolling interests in Omagine LLC							(35,997)	(35,997)
Net loss						(2,789,976)		(2,789,976)
Balances at Dec. 31, 2012		14,369	107	23,996,481	(9,201,144)	(15,666,705)	9,419	(847,473)
Balances (in shares) at Dec. 31, 2012		14,369,041	107,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock committed to stockholders relations agent for fees		107	(107)
Issuance of Common Stock committed to stockholders relations agent for fees (in shares)		107,500	(107,500)
Issuance of Common Stock for 401(k) Plan contribution		55		76,195				76,250
Issuance of Common Stock for 401(k) Plan contribution (in shares)		55,253
Issuance of Common Stock committed for stock options exercised by officers/Director's		4		2,716				2,720
Issuance of Common Stock committed for stock options exercised by officers/Director's (in shares)		4,000
Issuance of common stock for cash		100		124,900				125,000
Issuance of common stock for cash (in shares)		100,000
Stock Grant to a stockholder relations agent for fees		40		38,500				38,540
Stock Grant to a stockholder relations agent for fees (in shares)		40,000
Sale of common stock under Standby Equity Distribution Agreement (New)		164		204,836				205,000
Sale of common stock under Standby Equity Distribution Agreement (New) (in shares)		163,094
Issuance of common stock for cash		71		74,929				75,000
Issuance of common stock for cash (in shares)		71,162
Stock grant to consultant		5		5,325				5,330
Stock grant to consultant (in shares)		5,000
Stock option expense				1,445,744				1,445,744
Stock grant to IT consultants for fees		20		18,169				18,189
Stock grant to IT consultants for fees (in shares)		19,988
Adjustments for noncontrolling interests in Omagine LLC							(35,371)	(35,371)
Net loss						(2,640,590)		(2,640,590)
Balances at Dec. 31, 2013		14,935		25,987,795	(9,201,144)	(18,307,295)	(25,952)	(1,531,661)
Balances (in shares) at Dec. 31, 2013		14,935,038
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Value of shares issued for services								36,168
Number of shares issued for services								26,000
Stock grant issued to law firm in satisfaction of $15,812 of accounts payable		34		26,214				26,248
Stock grant issued to law firm in satisfaction of $15,812 of accounts payable, Shares		34,374
Sale of common stock under Standby Equity Distribution Agreement (New)		219		309,781				310,000
Sale of common stock under Standby Equity Distribution Agreement (New) (in shares)		218,941
Issuance of common stock for SEDA commitment fees		86		149,914				150,000
Issuance of common stock for SEDA commitment fees (in shares)		85,822
Issuance of Common Stock for 401(k) Plan contribution		73		76,177				76,250
Issuance of Common Stock for 401(k) Plan contribution (in shares)		73,315
Issuance of common stock for cash		582		641,518				642,100
Issuance of common stock for cash (in shares)		582,308
Stock grant to consultant		27		36,141
Stock grant to consultant (in shares)		26,000
Stock option expense				371,653				371,653
Adjustments for noncontrolling interests in Omagine LLC							(29,323)	(29,323)
Net loss						(1,173,426)		(1,173,426)
Balances at Jun. 30, 2014		$ 15,956		$ 27,599,193	$ (9,201,144)	$ (19,480,721)	$ (55,275)	$ (1,121,991)
Balances (in shares) at Jun. 30, 2014		15,955,798